Long-Term Debt - Actual Ratios and Required Ratios Under Financial Covenants (Detail) (Senior Credit Facility [Member])	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
Maximum [Member]
Debt Instrument [Line Items]
Actual Interest coverage ratio, as defined under the Senior Credit Facility	4.11	6.05
Actual Leverage ratio, as defined under the Senior Credit Facility	1.21	1.30
Interest coverage ratio, as defined under the Senior Credit Facility	2.40	2.40
Leverage ratio, as defined under the Senior Credit Facility	3.50	3.50
Minimum [Member]
Debt Instrument [Line Items]
Actual Interest coverage ratio, as defined under the Senior Credit Facility	1.00	1.00
Actual Leverage ratio, as defined under the Senior Credit Facility	1.00	1.00
Interest coverage ratio, as defined under the Senior Credit Facility	1.00	1.00
Leverage ratio, as defined under the Senior Credit Facility	1.00	1.00